Condensed Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in capital	Accumulated Deficit
Balance at Dec. 31, 2008	$ 3,569,800	$ 52,657	$ 43,144,945	$ (39,627,802)
Balance (in shares) at Dec. 31, 2008		52,657,911
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle	(6,300,000)		(9,500,000)	3,200,000
Stock options exercised	35,812	311	35,501
Stock options exercised (in shares)		310,372
Stock-based compensation	587,576	59	587,517
Stock-based compensation (in shares)		59,025
Net income (loss)	3,983,010			3,983,010
Balance at Dec. 31, 2009	1,876,198	53,027	34,267,963	(32,444,792)
Balance (in shares) at Dec. 31, 2009	53,027,308	53,027,308
Increase (Decrease) in Stockholders' Equity
Common stock and warrants issued for cash, net of issuance costs	4,677,980	6,978	4,671,002
Common stock and warrants issued for cash, net of issuance costs (in shares)		6,978,128
Stock options exercised	23,500	230	23,270
Stock options exercised (in shares)		230,000
Stock-based compensation	1,031,798	103	1,031,695
Stock-based compensation (in shares)		102,593
Net income (loss)	(4,602,174)			(4,602,174)
Balance at Dec. 31, 2010	$ 3,007,302	$ 60,338	$ 39,993,930	$ (37,046,966)
Balance (in shares) at Dec. 31, 2010	60,338,029	60,338,029